GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS - Acquisition of businesses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Remaining assets	$ 361,661,000	$ 272,121,000
Central Kitchen Business and IFS Business, Haidilao Singapore
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Remaining assets				$ 3,071,000
Singapore Super Hi
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Ownership interest acquired (in percents)				100.00%
Singapore Super Hi
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Cash consideration	9,553,000		$ 0
Ownership interest acquired (in percents)			100.00%
Singapore Super Hi | Central Kitchen Business and IFS Business, Haidilao Singapore
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Net assets acquired	12,624,000
Singapore Super Hi | Singapore Super Hi
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Cash consideration				$ 7,370,000
Haidilao International Food Services Pte. Ltd. | Central Kitchen Business and IFS Business, Haidilao Singapore
GROUP REORGANIZATION AND BASIS OF PRESENTATION OF CONSOLIDATED FINANCIAL STATEMENTS
Remaining assets	$ 3,071,000